UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the distribution period from

October 1, 2018 to October 31, 2018

Commission File Number of issuing entity: 333-206749-01

Central Index Key Number of issuing entity: 0001665497

CNH EQUIPMENT TRUST 2016-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-38040

Central Index Key Number of depositor: 0001115252

CNH CAPITAL RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001540092

CNH INDUSTRIAL CAPITAL AMERICA LLC

(Exact name of sponsor as specified in its charter)

ERIC MATHISON  (262) 636-6431

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

81-6265809

(I.R.S. Employer Identification No.)

6900 VETERANS BOULEVARD
BURR RIDGE, ILLINOIS	60527-7111
(Address of principal executive offices of the issuing entity)	(Zip Code)

(630) 887-5451

(Telephone number, including area code)

n/a

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If section 12(b)
Asset Backed Notes, Class A-1	☐	☐	☒
Asset Backed Notes, Class A-2a	☐	☐	☒
Asset Backed Notes, Class A-2b	☐	☐	☒
Asset Backed Notes, Class A-3	☐	☐	☒
Asset Backed Notes, Class A-4	☐	☐	☒
Asset Backed Notes, Class B	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  ☒  No ☐

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On November 15, 2018 a distribution was made to holders of notes of CNH Equipment Trust 2016-A.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

Neither the depositor nor the issuing entity has any activity or information to report for the monthly distribution period covered by this report pursuant to Form 10-D, Item 1121(c) of Regulation AB (17 CFR 229.1121) and Rule 15Ga-1(a) of the Securities Exchange Act of 1934.

The most recent Form ABS-15G filed by the sponsor was filed on January 30, 2018, and the CIK number for the sponsor is 0001540092.

PART II — OTHER INFORMATION

Item 2. Legal Proceedings.

“Citibank, N.A. (“Citibank”) is acting as Indenture Trustee of this ABS transaction.  In the ordinary course of business, Citibank is involved in a number of legal proceedings, including in connection with its role as trustee of certain RMBS transactions.  Certain of these Citibank as trustee-related matters are disclosed herein.

On June 18, 2014, a civil action was filed against Citibank in the Supreme Court of the State of New York by a group of investors in 48 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee, asserting claims for purported violations of the Trust Indenture Act of 1939 (the “Trust Indenture Act”), breach of contract, breach of fiduciary duty and negligence based on Citibank’s alleged failure to perform its duties as trustee for the 48 RMBS trusts.  On November 24, 2014, plaintiffs sought leave to withdraw this action.  On the same day, a smaller subset of similar plaintiff investors in 27 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee, filed a new civil action against Citibank in the United States District Court for the Southern District of New York asserting similar claims as the prior action filed in state court.  In January 2015, the court closed plaintiffs’ original state court action.  On September 8, 2015, the federal court dismissed all claims as to 24 of the 27 trusts and allowed certain of the claims to proceed as to the other three trusts. Subsequently, plaintiffs voluntarily dismissed all claims with respect to two of the three trusts.  On April 7, 2017, Citibank filed a motion for summary judgment. Plaintiffs filed its consolidated opposition brief and cross motion for partial summary judgment on May 22, 2017.  Briefing on those motions was completed on August 4, 2017.  On March 22, 2018, the court granted Citibank’s motion for summary judgment in its entirety, denied Plaintiffs’ motion for summary judgment and ordered the clerk to close the case.  On April 20, 2018, plaintiffs filed a notice of appeal.  Plaintiffs’ opening brief was filed on August 3, 2018.  Citibank filed its opposition on November 2, 2018.  Plaintiffs’ reply is due November 16, 2018.

On November 24, 2015, the same investors that brought the federal case brought a new civil action in the Supreme Court of the State of New York related to 25 private-label RMBS trusts for which Citibank allegedly serves or did serve as trustee.  This case includes the 24 trusts previously dismissed in the federal action, and one additional trust.  The investors assert claims for breach of contract, breach of fiduciary duty, breach of duty to avoid conflicts of interest, and violation of New York’s Streit Act (the “Streit Act”).  Following oral argument on Citibank’s motion to dismiss, Plaintiffs filed an amended complaint on August 5, 2016.  On June 27, 2017, the state court issued a decision, dismissing the Event of Default claims, mortgage-file-related claims, the fiduciary duty claims, and the conflict of interest claims.  The decision sustained certain breach of contract claims including the claim alleging discovery of breaches of representations and warranties, a claim related to robo-signing, and the implied covenant of good faith claim.  Citibank appealed the lower court’s decision, and on January 16, 2018, the Appellate Division, First Department, dismissed the claims related to robo-signing and the implied covenant of good faith, but allowed plaintiffs’ claim alleging discovery of breaches of representations and warranties to proceed.

On August 19, 2015, the Federal Deposit Insurance Corporation (“FDIC”) as Receiver for a failed financial institution filed a civil action against Citibank in the Southern District of New York.  This action relates to one private-label RMBS trust for which Citibank formerly served as trustee.  FDIC asserts claims for breach of contract, violation of the Streit Act, and violation of the Trust Indenture Act. Citibank jointly briefed a motion to dismiss with The Bank of New York Mellon and U.S. Bank, N.A., entities that have also been sued by FDIC in their capacity as trustee, and these cases have all been consolidated in front of Judge Carter.  On September 30, 2016, the Court granted the motion to dismiss without prejudice for lack of subject matter jurisdiction.  On October 14, 2016, FDIC filed a motion for reargument or relief from judgment from the Court’s dismissal order.  On July 11, 2017, Judge Carter ruled on the motion for reconsideration regarding his dismissal of the action.  He denied reconsideration of his decision on standing, but granted leave to amend the complaint by October 9, 2017.  The FDIC subsequently requested an extension of time to file its amended complaint, which was granted. The FDIC filed its amended complaint on December 8, 2017.  Defendants jointly filed a motion to dismiss the amended complaint on March 13, 2018.  On April 18, 2018, plaintiff filed its opposition.  Defendants filed their joint reply on May 3, 2018.

There can be no assurances as to the outcome of litigation or the possible impact of litigation on the trustee or the RMBS trusts.  However, Citibank denies liability and continues to vigorously defend against these litigations.  Furthermore, neither the above-disclosed litigations nor any other pending legal proceeding involving Citibank will materially affect Citibank’s ability to perform its duties as Indenture Trustee under the Indenture for this ABS transaction.”

Item 10. Exhibits.

(a)                                 The following is a list of documents filed as part of this Report on Form 10-D:

99.1                        Monthly report distributed to holders of notes of CNH Equipment Trust 2016-A, relating to November 15, 2018 distribution.

(b)                                 The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index preceding the signature page hereof.

EXHIBIT INDEX

Exhibit Number	Description

99.1	Monthly report distributed to holders of CNH Equipment Trust 2016-A, relating to the November 15, 2018 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CNH CAPITAL RECEIVABLES LLC
(Depositor)

Date: November 15, 2018	By:	/s/ CHRISTOPHER MORRIS
		Name:	Christopher Morris
		Title	Assistant Treasurer